Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	FlatWorld Acquisition Corp.
Entity Central Index Key	0001499573
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Current Fiscal Year End Date	--12-31
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	2,869,375

BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash	$ 165,870	$ 345,518
Prepaid expense and other current assets	12,602	12,597
Due from Affiliate	0	61,458
Total current assets	178,472	419,573
Restricted cash equivalents held in Trust Account	23,374,786	22,440,000
Total assets	23,553,258	22,859,573
Current liabilities
Accounts payable and accrued expenses	40,000	68,958
Deferred legal fee	50,000	50,000
Deferred underwriting fee	182,638	181,253
Total liabilities	272,638	300,211
Ordinary shares subject to possible redemption (1,775,987 and 1,683,000 ordinary shares at December 31, 2011 and 2010, respectively, at a per-share redemption price of approximately $10.183 and $10.20, respectively)	18,084,646	17,166,600
Commitments
Shareholders’ equity
Preferred shares, no par value; 5,000,000 shares authorized; no shares issued and outstanding	0	0
Ordinary shares, no par value, unlimited shares authorized; 2,869,375 and 2,832, 500 shares issued and outstanding at December 31, 2011 and 2010, respectively (including 1,775,987 and 1,683,000 ordinary shares subject to possible redemption at December 31, 2011 and 2010, respectively)	3,918,873	3,907,518
Additional paid-in capital	1,500,000	1,500,000
Deficit accumulated during development stage	(222,899)	(14,756)
Total shareholders’ equity	5,195,974	5,392,762
Total liabilities and shareholders’ equity	$ 23,553,258	$ 22,859,573

BALANCE SHEETS (PARENTHETICAL) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Statement Of Financial Position [Abstract]
Preferred shares, par value	$ 0	$ 0
Preferred shares, shares authorized	5,000,000	5,000,000
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, shares issued	2,869,375	2,832,500
Ordinary shares, shares outstanding	2,869,375	2,832,500
Ordinary shares subject to possible redemption	1,775,987	1,683,000
Redemption price, approximately, of ordinary shares subject to possible redemption	$ 10.183	$ 10.2

STATEMENTS OF OPERATIONS (USD $)	6 Months Ended	12 Months Ended	18 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011
Revenue	$ 0	$ 0	$ 0
General and administrative expenses	15,762	245,766	261,528
Loss from operations	(15,762)	(245,766)	(261,528)
Interest and dividend income	1,006	37,623	38,629
Net loss attributable to ordinary shareholders	$ (14,756)	$ (208,143)	$ (222,899)
Weighted average number of ordinary shares outstanding, basic and diluted	832,500	2,866,849	2,207,569
Net loss per ordinary share attributable to ordinary shareholders, basic and diluted	$ (0.02)	$ (0.07)	$ (0.1)

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings
Beginning Balance at Jun. 24, 2010
Sale of ordinary shares issued to initial shareholder on July 9, 2010 at approximately $0.040 per share, as adjusted	$ 25,000	$ 25,000	$ 0	$ 0
Sale of ordinary shares issued to initial shareholder on July 9, 2010 at approximately $0.040 per share, as adjusted (Shares)	0	632,500	0	0
Sale of 2,200,000 units on December 15, 2010 (including 1,683,000 ordinary shares subject to possible redemption)	21,049,118	21,049,118	0	0
Sale of 2,200,000 units on December 15, 2010 (including 1,683,000 ordinary shares subject to possible redemption) (Shares)	0	2,200,000	0	0
Net proceeds subject to possible redemption 1,683,000 ordinary shares, at redemption price	(17,166,600)	(17,166,600)	0	0
Sale of 2,000,000 private placement warrants on December 12, 2010	1,500,000	0	1,500,000	0
Net loss attributable to ordinary shareholders	(14,756)	0	0	(14,756)
Balance at Dec. 31, 2010	5,392,762	3,907,518	1,500,000	(14,756)
Balance (Shares) at Dec. 31, 2010	0	2,832,500	0	0
Sale of 95,500 units on January 25, 2011 (including 92,987 ordinary shares subject to possible redemption) pursuant to the exercise of the underwriters' over-allotment option, net of underwriters’ discount and offering expenses	929,401	929,401	0	0
Sale of 95,500 units on January 25, 2011 (including 92,987 ordinary shares subject to possible redemption) pursuant to the exercise of the underwriters' over-allotment option, net of underwriters’ discount and offering expenses (Shares)	0	95,500	0	0
Forfeiture of sponsor shares on January 25, 2011 in connection with the underwriters’ election to not exercise its over-allotment option in full (Shares)	0	(58,625)	0	0
Net proceeds subject to possible redemption 1,683,000 ordinary shares, at redemption price	(918,046)	(918,046)	0	0
Net loss attributable to ordinary shareholders	(208,143)	0	0	(208,143)
Balance at Dec. 31, 2011	$ 5,195,974	$ 3,918,873	$ 1,500,000	$ (222,899)
Balance (Shares) at Dec. 31, 2011	0	2,869,375	0	0

STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (PARENTHETICAL) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Statement Of Stockholders Equity [Abstract]
Fair value of ordinary shares issued to initial shareholder	$ 0.04
No. of ordinary shares subject to possible redemption	1,683,000	92,987
No. of private placement warrants sold	2,000,000

STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended	12 Months Ended	18 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011
Cash Flows from Operating Activities
Net loss attributable to ordinary shareholders	$ (14,756)	$ (208,143)	$ (222,899)
Changes in operating assets and liabilities:
Increase in prepaid expense and other current assets	(12,596)	(6)	(12,602)
Increase in due from Affiliate	(61,458)	61,457	0
Increase in accounts payable and accrued expenses	27,500	12,500	40,000
Net cash used in operating activities	(61,310)	(134,192)	(195,501)
Cash Flows from Investing Activities
Restricted cash equivalents held in Trust Account	(22,440,000)	(934,785)	(23,374,786)
Cash Flows from Financing Activities
Proceeds from note payable, shareholder	125,000	0	125,000
Proceeds from issuance of ordinary shares to initial shareholder	25,000	0	25,000
Proceeds from public offering	22,000,000	0	22,000,000
Proceeds from issuance of warrants	1,500,000	0	1,500,000
Proceeds from over-allotment	0	955,000	955,000
Payment of note payable, shareholder	(125,000)	0	(125,000)
Payment of offering costs	(678,172)	(65,671)	(743,843)
Net cash provided by financing activities	22,846,828	889,329	23,736,157
Net increase in cash	345,518	(179,648)	165,870
Cash at beginning of the period	0	345,518	0
Cash at end of the period	345,518	165,870	165,870
Supplemental disclosure of non-cash financing activities:
Accrued offering costs	41,458	0	0
Deferred underwriting fee	181,253	1,385	182,638
Deferred legal fee	$ 50,000	$ 0	$ 50,000

DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Business Description and Basis of Presentation [Text Block]

NOTE A — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

FlatWorld Acquisition Corp. (a corporation in the development stage) (the “Company”) was formed on June 25, 2010 as a British Virgin Islands business company with limited liability. The Company was formed for the purpose of acquiring, engaging in a share exchange, share reconstruction and amalgamation or contractual control arrangement with, purchasing all or substantially all of the assets of, or engaging in any other similar business transaction with an unidentified operating business or assets (“Business Transaction”). The Company’s efforts in identifying a prospective target business for its Business Transaction will not be limited to a particular industry, geographic region or minimum transaction value, but will focus its search on identifying a prospective target business in either (i) the global business services sector or (ii) emerging Asian markets. The Company is considered to be in the development stage as defined in Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”), or FASB ASC 915, “Development Stage Entities,” and is subject to the risks associated with activities of development stage companies. On June 29, 2011, the Company changed its fiscal year solely for financial accounting purposes such that the Company’s fiscal year will now end on December 31st of each calendar year.

The Company is currently evaluating Business Transaction candidates. All activity through December 31, 2011 relates to the Company’s formation, initial public offering described below and identifying and investigating prospective target businesses with which to consummate a Business Transaction. The registration statement for the Offering was declared effective on December 9, 2010. The Company consummated the Offering on December 15, 2010 and received net proceeds of approximately   $21,000,000. On January 25, 2011, the Company consummated the closing of an additional 95,500 units pursuant to the exercise of the underwriters' over-allotment option and received additional net proceeds of approximately $929,000.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Offering, although substantially all of the net proceeds of the Offering are intended to be generally applied toward consummating a Business Transaction. Furthermore, there is no assurance that the Company will be able to successfully affect a Business Transaction. Upon the closing of the Offering, the private placement of warrants and partial exercise of over-allotment, $23,374,786 was placed in a trust account (“Trust Account”) and invested in U.S. “government securities,” within the meaning of Section 2(a)(16) of the Investment Company Act of 1940 (the “1940 Act”) with a maturity of 180 days or less, or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the 1940 Act. The funds in the Trust Account will not be released until the earlier of (i) the consummation of a Business Transaction or (ii) the distribution of the Trust Account as described below.

The Company, after signing a definitive agreement for the acquisition of one or more target businesses or assets will provide its shareholders with the opportunity to redeem their ordinary shares for cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, less taxes and up to 100% of the interest earned on the proceeds placed in the Trust Account which the Company may withdraw for working capital purposes, upon the consummation of its Business Transaction.  The Company is not required to submit the transaction for shareholder approval prior to consummating the Business Transaction. If no shareholder approval is sought, the Company will proceed with a Business Transaction if it is approved by its board of directors and less than 77.37% of the public shareholders exercise their redemption rights.  Only in the event that the Company seeks shareholder approval in connection with its initial Business Transaction, the Company will proceed with a Business Transaction only if a majority of the outstanding ordinary shares voted are voted in favor of the Business Transaction. However, the Company's sponsor’s, officers’, directors’ or their affiliates’ participation in privately-negotiated transactions (as described in the prospectus and solely in the event the Company seeks shareholder approval and is not subject to foreign private issuer rules), if any, could result in the approval of a Business Transaction even if a majority of the Company’s public shareholders either vote against, or indicate their intention to vote against, such Business Transaction. If the Company is subject to the U.S. domestic issuer rules at the time of Business Transaction, the Company's public shareholders voting in favor of initial Business Transaction may elect to exercise their redemption rights and shall be entitled to receive cash equal to their pro rata share of the aggregate amount then on deposit in the Trust Account, including any amounts representing interest earned on the Trust Account, less taxes and any interest earned on the proceeds placed in the Trust Account actually withdrawn for working capital purposes, but the Company's public shareholders voting against the Business Transaction and electing to exercise their redemption rights shall only be entitled to receive cash equal to their pro rata share of the aggregate amount in the Trust Account less taxes and interest earned on the proceeds placed in the Trust Account. These ordinary shares are recorded at redemption value and classified as temporary equity, in accordance with FASB ASC 480-10. FWAC Holdings Limited (the “sponsor”) has agreed, in the event the Company seeks shareholder approval of its Business Transaction, to vote its initial shares in favor of approving a Business Transaction. The sponsor and the Company’s officers and directors have also agreed to vote ordinary shares acquired by them in the Offering or in the aftermarket in favor of a Business Transaction submitted to the Company’s shareholders for approval.

The Company’s sponsor, officers and directors have agreed that the Company will only have 21 months from December 9, 2010, the date of the prospectus for the Offering, to consummate its initial Business Transaction.  If the Company does not consummate a business transaction within such 21 month period, it i) will distribute the Trust Account to the public shareholders, pro rata, less taxes and up to 100% of the interest earned on the proceeds placed in the Trust Account which it may withdraw for working capital purposes by way of redemption and (ii) intends to cease all operations except for the purpose of any winding up of its affairs.

In the event that the Company does not consummate a Business Combination by September 9, 2012, the proceeds held in the Trust Account will be distributed to the Company's shareholders, excluding the sponsor.  After distributing the proceeds of the Trust Account, the Company will promptly distribute the balance of its net assets to its remaining shareholders according to the Company's plan of dissolution. This mandatory liquidation and subsequent dissolution raises substantial doubt about the Company's ability to continue as a going concern.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

NOTE B — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Development stage company

The Company complies with the reporting requirements of Financial Accounting Standards Board (“FASB”) Accounting Standards Certification (“ASC”) 915, “Development Stage Entities.” At December 31, 2011, the Company had not commenced any operations nor generated revenue to date. All activity through December 31, 2011 relates to the Company’s formation, the Offering and identifying and investigating prospective target businesses with which to consummate a Business Transaction. The Company will not generate any operating revenues until after completion of a Business Transaction, at the earliest. The Company will generate non-operating income in the form of interest income on the designated Trust Account after the Offering.

Net loss per share

The Company complies with accounting and disclosure requirements of FASB ASC 260, “Earnings Per Share.” Net loss per ordinary share is computed by dividing net loss applicable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. At December 31, 2011, the Company did not have any dilutive securities and other contracts that could, potentially, be exercised or converted into ordinary shares and then share in the earnings of the Company. As the Company reported a net loss for all periods presented, the effect of the 4,295,500 warrants (including 2,000,000 warrants issued to the members of the Sponsor in connection with the private placement) as of December 31, 2011 and 4,200,000 warrants (including 2,000,000 warrants issued to the members of the Sponsor in connection with the private placement) as of December 31, 2010, have not been considered in the diluted loss per ordinary share because their effect would be anti-dilutive. As a result, dilutive loss per ordinary share is equal to basic loss per ordinary share for all periods presented.

Ordinary Shares subject to possible redemption

The Company accounts for redeemable ordinary shares that are redeemable for cash or other assets, by classifying them outside of permanent equity if they are redeemable at the option of the holder. In addition, the amount of ordinary shares subject to redemption is classified outside of permanent equity to the extent that such redemption does not cause a liquidation event. As discussed in Note A, in no event will the Company redeem its public shares in an amount that would exceed 77.37% of the shares sold in the Offering.

Accordingly, 1,775,987 and 1,683,000 of ordinary shares have been classified outside of permanent equity at redemption value at December 31, 2011 and December 31, 2010, respectively, which is equal to the per share amount held in the Trust Account. The Company recognizes changes in the redemption value immediately as they occur and adjusts the carrying value of ordinary shares subject to redemption to equal its redemption value at the end of each reporting period.

Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in financial institutions, which at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Restricted cash equivalents held in the Trust Account

The amounts held in the Trust Account represent substantially all the proceeds of the Offering and are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of a business transaction. Any interest income earned from the restricted assets can be used for operational purposes and is not considered restricted. As of December 31, 2011 and 2010, the funds held in the Trust Account were invested in a combination of cash and money market funds meeting certain conditions under Rule 2a-7 promulgated under the 1940 Act.

Fair value of financial instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under FASB ASC 820, “Fair Value Measurements and Disclosures” approximates the carrying amounts represented in the balance sheet.

In accordance with GAAP, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In accordance with GAAP, a fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.  Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company.  Unobservable inputs reflect the Company's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.  Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including, the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined.  Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.  Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for securities categorized in Level 3.  In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

  Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure.  Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.  The Company uses prices and inputs that are current as of the measurement date, including periods of market dislocation.

Investments

The Company carries its investments in money market funds at fair value. The Company’s investments are classified as level 1 under the fair value hierarchy. Security transactions are recorded on a trade date basis. Unrealized gains and losses are included in the statements of operations.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income tax

The Government of British Virgin Islands will not, under existing legislation, impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax upon the Company or its security holders. The British Virgin Islands is not party to any double taxation treaties.

Notwithstanding the above, the Company complies with FASB ASC 740, “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. The Company did not establish a valuation allowance as of December 31, 2011 and December 31, 2010 as there were no deferred tax assets at that date.

The Company adopted the provisions of FASB ASC 740-10-25 which establishes recognition requirements for the accounting for income taxes. There were no unrecognized tax benefits as of December 31, 2011 and December 31, 2010. The section prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at December 31, 2011 and December 31, 2010. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.  The Company is subject to income tax examinations by major taxing authorities since inception.

Recently issued accounting standards

The Company does not believe that the adoption of any new recently issued accounting standards will have a material impact on its financial position and results of operations.

INITIAL PUBLIC OFFERING	12 Months Ended
Dec. 31, 2011
Securities Financing Transactions Disclosures [Abstract]
Initial Public Offering [Text Block]

NOTE C — INITIAL PUBLIC OFFERING

Between December 15, 2010 and January 25, 2011, the Company sold to the public 2,295,500 units (including 95,500 units sold pursuant to the over-allotment option) at $10.00 per unit (“Units”). Each Unit consists of one ordinary share of the Company, no par value, and one warrant to purchase one ordinary share (“Warrant”). Each warrant entitles the holder to purchase one ordinary share at a price of $11.00. Each warrant will become exercisable on the later of (i) 30 days after the Company’s completion of a Business Transaction or (ii) one year from December 9, 2010, the date of the prospectus for the Offering, and will expire five years from the date of the Company’s initial Business Transaction, or earlier upon redemption or liquidation.  If the Company is unable to deliver registered ordinary shares to the holder upon exercise of Warrants during the exercise period, there will be no cash settlement of the Warrants and the Warrants will expire worthless.

The Warrants will be redeemable by the Company at a price of $0.01 per Warrant upon 30 days prior notice after the Warrants become exercisable, only in the event that the volume weighted average price of the ordinary shares is at least $16.50 per share for any 20 trading days within a 30 trading day period ending on the third business day prior to the date on which notice of redemption is given.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE D — RELATED PARTY TRANSACTIONS

On July 9, 2010, the Company issued to its sponsor 1,078,125 ordinary shares for an aggregate amount of $25,000 in cash.  On October 8, 2010, the Company effected a share combination (reverse stock split) of its issued and outstanding ordinary shares, with each ordinary share being combined into 0.933333 ordinary shares.  On November 9, 2010, the Company effected another share combination (reverse stock split) of its issued and outstanding ordinary shares, with each ordinary share being combined into 0.5714286 ordinary shares. On December 9, 2010, the Company effected a 1.1 for 1 share split (forward) of its issued and outstanding ordinary shares. As a result, the Company’s sponsor (and sole shareholder) was left with 632,500 ordinary shares (up to 82,500 of which were subjected to forfeiture if the underwriters’ over-allotment option was not exercised in full). On January 25, 2011, the Company redeemed from its sponsor, at nominal cost, an aggregate of 58,625 ordinary shares. The Company redeemed these ordinary shares in order to maintain the sponsor’s 20% ownership interest in the Company after giving effect to partial exercise of the underwriters’ over-allotment option. All share information in the Company’s financial statements have been retroactively restated for the effect of the share splits. The sponsor has agreed that the ordinary shares purchased by it prior to consummation of the Offering will not be sold or transferred until one year following consummation of a Business Transaction, subject to certain limited exceptions.

The Company entered into an unsecured promissory note with the Company’s sponsor in an aggregate principal amount of $125,000 on July 9, 2010. The note did not bear interest. The note was payable on the earlier of (i) July 9, 2011 or (ii) the date of the consummation of the Offering. This promissory note was repaid on December 15, 2010.

During the period, an affiliate of the Company paid certain vendor bills on behalf of the Company in the amount of $37,700.  The advance was non-interest bearing and payable upon the earlier of July 9, 2011 or upon consummation of the Offering. This amount was repaid on August 23, 2010.

The sponsor purchased on December 12, 2010, in a private placement, 2,000,000 warrants prior to the Offering at a price of $0.75 per warrant (a purchase price of $1,500,000) from the Company. Based on the observable market prices, the Company believes that the purchase price of $0.75 per warrant for such warrants exceeded the fair value of such warrants on the date of the purchase. The valuation was based on comparable initial public offerings by blank check companies in 2009 and 2010. The sponsor has agreed that the warrants purchased by it will not be sold or transferred until 30 days following consummation of a Business Transaction, subject to certain limited exceptions. If the Company does not complete a Business Transaction, then the proceeds will be part of the liquidating distribution to the public shareholders and the warrants issued to the sponsor will expire worthless. The Company classifies the private placement warrants within permanent equity as additional paid-in capital in accordance with FASB ASC 815 derivatives and hedging.

On December 9, 2010, the Company entered into an Administrative Services Agreement with FWC Management Services Ltd, an entity controlled by two officers of the Company, for an estimated aggregate monthly fee of $7,500 for office space, secretarial, and administrative services. This agreement expires upon the earlier of the successful completion of the Company’s Business Transaction or 21 months from December 9, 2010, the date of the prospectus. Through December 31, 2011, $90,000 has been incurred under this agreement.

The sponsor will be entitled to registration rights pursuant to a registration rights agreement signed on December 9, 2010, the date of the prospectus for the Offering. The sponsor will be entitled to demand registration rights and certain “piggy-back” registration rights with respect to its ordinary shares, the warrants and the ordinary shares underlying the warrants, commencing on the date such ordinary shares or warrants are released from lockup. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

COMMITMENTS	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]

NOTE E — COMMITMENTS

The Company granted the underwriters a 45-day option to purchase up to 330,000 additional Units to cover the over-allotment at the initial public offering price less the underwriting discounts and commissions. On January 25, 2011, the Company consummated the closing of an additional 95,500 Units pursuant to the exercise of the underwriters' over-allotment option.

The Offering proceeds include a contingent fee equal to 3.75% of the sum of: (i) the gross proceeds of the Offering (less any amounts redeemed by investors pursuant to any redemption, cash conversion right or privately negotiated transaction) and (ii) the gross proceeds from any new equity raised, payable to Rodman & Renshaw and/or such other firms, if any, who are instrumental in advising us in connection with the consummation of the Company’s initial Business Transaction. If no amount is redeemed by investors pursuant to any redemption, cash conversion right or privately negotiated transaction, the deferred underwriting fee is $860,812 and $825,000 as of December 31, 2011 and December 31, 2010, respectively. If the maximum number of shares subject to possible redemptions is redeemed, the deferred underwriting fee is $182,638 and $181,253, and is included in the balance sheet as of December 31, 2011 and December 31, 2010, respectively.

The Company has deferred portion of legal fee incurred in connection with the initial public offering. The total deferred fee of $50,000 is included in the balance sheets as of December 31, 2011 and 2010, and is payable upon the consummation of an initial Business Transaction.

The Company also issued a unit purchase option, for $100, to Rodman & Renshaw, LLC (“Rodman”), the representative of the underwriters in the Offering, to purchase 88,000 Units (4% of the total number of units sold in the Offering) at an exercise price of $12.50 per Unit. The Units issuable upon exercise of this option are identical to the Units offered in the Offering. This option is exercisable commencing on the later of the consummation of a Business Transaction and one year from the date of the Offering and expiring five years from the date of the Offering. The Company accounted for the fair value of the unit purchase option, net of the receipt of the $100 cash payment, as an expense of the Offering resulting in a charge directly to shareholders' equity. The Company estimated the fair value of this unit purchase option at approximately $2.59 per unit using a Black-Scholes option-pricing model. The fair value of the unit purchase option granted to the underwriter was estimated as of the date of grant using the following assumptions: (1) expected volatility of 35%, (2) risk-free interest rate of 1.78% and (3) expected life of 5 years. The unit purchase option may be exercised for cash or on a “cashless” basis, at the holder’s option, such that the holder may use the appreciated value of the unit purchase option (the difference between the exercise prices of the unit purchase option and the underlying Warrants and the market price of the Units and underlying ordinary shares) to exercise the unit purchase option without the payment of cash.

PREFERRED SHARES	12 Months Ended
Dec. 31, 2011
Preferred Stock, Number Of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock [Text Block]

NOTE F — PREFERRED SHARES

The Company is authorized to issue 5,000,000 preferred shares divided into five classes, Class A through Class E, each comprising 1,000,000 preferred shares with such designation, rights and preferences as may be determined by the Company's board of directors. The Company has five classes of preferred shares to give it flexibility as to the terms on which each Class is issued. No preferred shares are currently issued or outstanding at December 31, 2011.

RESTRICTED CASH EQUIVALENTS HELD IN TRUST ACCOUNT	12 Months Ended
Dec. 31, 2011
Restricted Cash and Investments [Abstract]
Restricted Assets Disclosure [Text Block]

NOTE G —RESTRICTED CASH EQUIVALENTS HELD IN TRUST ACCOUNT

Subsequent to the Offering, an amount of $23,374,786 (including $860,813 of deferred underwriting fee), of the net proceeds of the Offering was deposited in an interest-bearing trust account and invested in combination of cash and money market funds meeting certain conditions under Rule 2a-7 promulgated under the 1940 Act. The Fair Value of Investments at December 31, 2011 was $23,374,786.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE H —FAIR VALUE MEASUREMENTS

The Company adopted FASB ASC 820, “Fair Value Measurements” for its financial assets that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2011, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. In general, fair values determined by Level 1 utilize quoted prices in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

Description	Balance as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Restricted cash held in Trust Account	$23,374,786	$23,374,786	$ -	$ -

Description	Balance as of December 31, 2010	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Restricted cash held in Trust Account	$22,400,000	$22,400,000	$ -	$ -